Investment Strategy	Apr. 29, 2026
Firsthand Technology Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, we invest at least 80% of the Fund’s assets in high-technology companies. We consider a high-technology company to be one that employs a relatively high degree of engineering and/or scientific intensity to deliver its products or services. We invest the Fund’s assets primarily in equity securities of high-technology companies in the industries and markets that we believe hold the most growth potential within the technology sector. Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of small-, mid-, and large-cap companies. There is also no percentage limit on the Fund’s ability to invest in foreign securities. Due to the Fund’s focus on emerging opportunities within the technology sector, its investments tend to include younger companies with market capitalizations in the small- or mid-cap categories.

Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price. Conversely, we sell securities of a company when its market price exceeds its intrinsic value or when alternative investments present better potential for capital appreciation. When assessing a company’s intrinsic value, we consider a number of factors that may influence its earnings potential, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), the competitive environment, product development, marketing acumen, and management strength and vision.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments.

Strategy Portfolio Concentration [Text]	Under normal circumstances, we invest at least 80% of the Fund’s assets in high-technology companies.
Firsthand Alternative Energy Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, we invest at least 80% of the Fund’s assets in alternative energy and alternative energy technology companies, both U.S. and international. Alternative energy currently includes energy generated through solar, hydrogen, wind, geothermal, hydroelectric, tidal, biofuel, and biomass. Alternative energy technologies currently include, but are not limited to, technologies that enable energies to be tapped, stored, or transported, such as fuel cells; services or technologies that conserve or enable more efficient utilization of energy; and technologies that help minimize harmful emissions from existing energy sources, such as helping reduce carbon emissions. Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of any capitalization, including, but not limited to, large-cap, mid-cap or small-cap stocks. There is also no percentage limit on the Fund’s ability to invest in foreign and emerging markets securities. The Fund’s international stock investments may include stocks of companies based in or doing substantial business in both developed markets and emerging markets. The Fund may also from time to time, as part of its principal investment strategies, invest a substantial portion of its assets in cash or cash equivalents.

Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price. Conversely, we sell securities of a company when its market price exceeds its intrinsic value or when alternative investments present better potential for capital appreciation. When assessing a company’s intrinsic value, we consider a number of factors that may influence its earnings potential, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), the competitive environment, product development, marketing acumen, and management strength and vision.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. In addition, the Fund has a policy of concentrating its investments in alternative energy and clean technology industries. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments.

Strategy Portfolio Concentration [Text]	Under normal circumstances, we invest at least 80% of the Fund’s assets in alternative energy and alternative energy technology companies, both U.S. and international.